Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ 1,929,117	$ 1,905,008	$ 1,341,865
(Reversal)/addition	(99,437)	75,975	601,272
Exchange adjustments	81,424	(51,866)	(38,129)
Balance at end of the year	$ 1,911,104	$ 1,929,117	$ 1,905,008